PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 15,449	$ 15,222
Less: accumulated depreciation and amortization	9,319	9,512
Total property and equipment, net	6,130	5,710
Equipment And Facilities Member
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	7,711	8,602
Internal-use software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	3,172	2,085
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,722	1,617
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 2,844	$ 2,918